                                              Rule 497(j)
                                              Reg. No. 33-48855
                                                       33-25184


Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Insured
California Series 60 and Long Term Portfolio Series 123 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         INSURED CALIFORNIA SERIES 60
                         LONG TERM PORTFOLIO SERIES 123
                                  (Registrant)



                                   By:  Dean Witter Reynolds Inc.
                                        (Depositor)



                                        Thomas Hines
                                        Thomas Hines
                                        Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549